Edwin M. O’Connor 212.813.8853 eoconnor@goodwinprocter.com	Goodwin Procter LLP Counselors at Law The New York Times Building 620 Eighth Avenue New York, NY 10018 T: 212.813.8800 F: 212.355.3333

August 29, 2014

CONFIDENTIAL SUBMISSION

Draft Registration Statement
U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934
Re:	Inotek Pharmaceuticals Corporation
Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Inotek Pharmaceuticals Corporation, Inc., a Delaware corporation (the “Company”), and in connection with the confidential submission of its draft registration statement on Form S-1 (the “Registration Statement”) on the date hereof, we hereby confidentially submit the draft Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its fiscal year ended December 31, 2013. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

David P. Southwell

Inotek Pharmaceuticals Corporation

131 Hartwell Avenue, Suite 105

Lexington, MA 02421

Telephone: (781) 676-2100

with a copy to:

Edwin M. O’Connor

Goodwin Procter LLP

The New York Times Building

620 Eighth Avenue

New York, NY 10018

Telephone: (212) 813.8853

Facsimile: (212) 355.3333

Please contact the undersigned at (212) 813.8853 or eoconnor@goodwinprocter.com if you have any questions regarding the foregoing.

Very truly yours,

/s/ Edwin M. O’Connor
Edwin M. O’Connor of Goodwin Procter LLP

cc:	David P. Southwell, President and Chief Executive Officer, Inotek Pharmaceuticals Corporation, Inc.
Mitchell S. Bloom, Goodwin Procter LLP